Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 are as follows:
	As of
	December 31, 2023	December 31, 2024
Operating lease right-of-use assets, net	$156,130	$—
Operating Lease liabilities, current	50,825	—
Operating Lease liabilities, non-current	104,993	—
Total operating lease liabilities	$155,818	$—
Remaining lease terms	2.75 years	—
Discount rate	4.75%	—

Schedule of Cash Flow Information Related to Operating Leases

Cash flow information related to operating leases consists of the following:

	As of
	December 31, 2022	December 31, 2023	December 31, 2024
Cash paid for amounts in the measurement of lease liabilities	$51,447	$57,201	$46,174
Derecognition of ROU assets and lease liabilities	$—	$—	$100,363